Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Property and Equipment
Schedule of property and equipment

	March 31,	December 31,
Dollars in thousands	2022	2021
Kiosks and components	$190,661	$190,496
Computers, servers, and software	101,912	99,123
Leasehold improvements	4,152	4,129
Office furniture and equipment	676	676
Leased Vehicles	11,178	11,380
Property and equipment, at cost	$308,579	$305,804
Accumulated depreciation	(271,836)	(265,180)
Property and equipment, net	$36,743	$40,624

	December 31,	December 31,
Dollars in thousands	2021	2020
Kiosks and components	$190,496	$190,416
Computers, servers, and software	99,123	87,113
Leasehold improvements	4,129	3,991
Office furniture and equipment	676	676
Leased Vehicles	11,380	10,678
Property and equipment, at cost	$305,804	$292,874
Accumulated depreciation	(265,180)	(229,785)
Property and equipment, net	$40,624	$63,089